Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Oct. 24, 2016	Sep. 23, 2016	Sep. 22, 2016	Aug. 01, 2016	Jul. 31, 2016	Feb. 22, 2016	Feb. 21, 2016	Dec. 31, 2015	Sep. 18, 2015	Sep. 17, 2015	Mar. 31, 2015
Equity
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	105,965,192				105,945,238	529,728,928			34,535,128			22,246,336.000